Stock-Based Compensation (Details 4) (Restricted Stock [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of shares, Outstanding at December 31, 2013	248,941	366,667
Granted, Number of shares	32,000	502,663 [1]
Cancelled, Number of shares		(216,667)
Vested, Number of shares	(42,056)	(403,722)
Unvested, Number of shares, Outstanding at March 31, 2014	238,885	248,941

[1]	Includes 183,331 RSUS granted, but not considered issued or outstanding until vested.